CONCERT INVESTMENT SERIES
(the "Trust")

Supplement dated October 13, 1999 to
Select Portfolios Prospectus dated August 18, 1999 (the
"Prospectus")


The following information revises, and to the extent inconsistent therewith, supersedes, the chart contained in the Prospectus under the heading "Distributions, Dividends and Taxes."

The portfolios normally pay dividends and distribute capital gains, if any, as follows:


Fund
Income
Dividend
Distributio
ns
Capital
Gain
Distributio
ns
Distributio
ns
Mostly
From
Emerging Growth
Annually
Annually
Gain
Mid Cap
Annually
Annually
Gain
Growth
Annually
Annually
Gain
Growth and Income
Annually
Annually
Both
Government
Annually
Annually
Income




FD 01713
G:\Fund Accounting\Legal\FUNDS\CIS\1999\SECDOCS\1013sticker.doc